Income Taxes - Additional Information (Detail) $ in Millions, $ in Millions			12 Months Ended
	Dec. 13, 2018	Sep. 24, 2015 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Income tax [line items]
Name of subsidiary			Wheaton Precious Metals International Ltd.	Wheaton Precious Metals International Ltd.
Proportion of ownership interest in subsidiary			100.00%	100.00%
Canada [member]
Income tax [line items]
Capital losses			$ 29.0
2038 expiration [member] | Canada [member]
Income tax [line items]
Non Capital Losses			41.0
Canada revenue agency [member] | 2005-2010 taxation year [member]
Income tax [line items]
Reassessment penalities		$ 353.0
Percentage of assessed tax required to be deposited		50.00%
Letters of guarantee as security		$ 213.0
Details and Impact of CRA Settlement [member]
Income tax [line items]
Revised mark up on cost of services provided to subsidiaries after CRA settlement	30.00%
Increase in capital raising costs current	20.00%
Impact of CRA Settlement [member] | 2005 - 2017 taxation year [member]
Income tax [line items]
Current Tax Expense related to CRA settlement			4.0	$ 5.5
Interest and penalties related to CRA settlement			4.3	$ 5.9
Income tax expense offset by previously unrecognized tax loss credited directly to equity			$ 12.0